Operating segments - Geographical information excluding deferred tax assets (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Disclosure of operating segments [line items]
Non-current assets	$ 700,647	$ 242,844
Australia
Disclosure of operating segments [line items]
Non-current assets	658	867
North America
Disclosure of operating segments [line items]
Non-current assets	$ 699,989	$ 241,969